Stockholders' Equity and Members' Equity - Stock (Details)				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares		Nov. 14, 2019	Dec. 31, 2019 $ / shares shares	Jun. 30, 2020 $ / shares shares	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018 $ / shares shares	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 Vote $ / shares shares	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares		Dec. 31, 2017	[1]
Subsidiary, Sale of Stock [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor	[1]	Predecessor
Common stock shares authorized (in shares)	500,000,000	0			500,000,000	500,000,000					0				500,000,000				500,000,000	0
Common stock par value (in dollars per share) | $ / shares	$ 0.001	$ 0.00			$ 0.001	$ 0.001					$ 0.00				$ 0.001				$ 0.001	$ 0.00
Preferred stock shares authorized (in shares)	100,000,000				100,000,000	100,000,000									100,000,000				100,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001				$ 0.001	$ 0.001									$ 0.001				$ 0.001
Number of votes per share | Vote															1				1
Common stock shares issued (in shares)	132,015,635	0			132,015,635	132,231,184					0				132,231,184				132,015,635	0
Common stock shares outstanding (in shares)	132,015,635	0			132,015,635	132,231,184					0				132,231,184				132,015,635	0
Preferred stock shares issued (in shares)	0				0	0									0				0
Preferred stock shares outstanding (in shares)	0				0	0									0				0
Pipe Subscription Agreements Member | Farallon Entities Member
Subsidiary, Sale of Stock [Line Items]
Issue price per share (Reference price) | $ / shares	$ 10.45				$ 10.45														$ 10.45

[1]	Predecessor periods are combined as disclosed in Note 1.